Provisions for employee benefits (Details 6)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Ifrs Statement [Line Items]
Rate of compensation increase	1.50%
Rate of price inflation	0.80%
Life expectations on retirement at age 65	13
Bottom of range [member] | Foreign defined benefit plan [Member]
Ifrs Statement [Line Items]
Discount rate	0.80%	0.60%
Rate of compensation increase	1.50%	1.50%
Rate of price inflation	0.80%	0.60%
Life expectations on retirement at age 65	13	13
Top of range [member]
Ifrs Statement [Line Items]
Rate of compensation increase	16.50%
Rate of price inflation	16.00%
Life expectations on retirement at age 65	25
Top of range [member] | Foreign defined benefit plan [Member]
Ifrs Statement [Line Items]
Discount rate	18.00%	15.50%
Rate of compensation increase	16.50%	13.50%
Rate of price inflation	16.00%	14.80%
Life expectations on retirement at age 65	25	24
Euro Area [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Discount rate	1.50%	1.50%
Rate of compensation increase	1.50%	1.50%
Rate of price inflation	1.50%	1.50%
Life expectations on retirement at age 65	21	21
Euro Area [Member] | Top of range [member]
Ifrs Statement [Line Items]
Discount rate	1.90%	1.80%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.00%	1.90%
Life expectations on retirement at age 65	22	24
Rest of Europe [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Discount rate	0.80%	0.60%
Rate of compensation increase	2.50%	2.50%
Rate of price inflation	0.80%	0.60%
Life expectations on retirement at age 65	23	22
Rest of Europe [Member] | Top of range [member]
Ifrs Statement [Line Items]
Discount rate	2.90%	2.50%
Rate of compensation increase	3.80%	3.70%
Rate of price inflation	3.30%	3.40%
Life expectations on retirement at age 65	25	24
Africa [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Discount rate	3.70%	3.70%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.70%	3.70%
Life expectations on retirement at age 65	13	13
Africa [Member] | Top of range [member]
Ifrs Statement [Line Items]
Discount rate	18.00%	15.50%
Rate of compensation increase	16.50%	13.50%
Rate of price inflation	16.00%	14.80%
Life expectations on retirement at age 65	17	17
Other areas [Member] | Bottom of range [member]
Ifrs Statement [Line Items]
Discount rate	8.00%	4.10%
Rate of compensation increase	10.00%	1.50%
Rate of price inflation	3.50%	1.50%
Other areas [Member] | Top of range [member]
Ifrs Statement [Line Items]
Discount rate	13.30%	8.00%
Rate of compensation increase	13.30%	10.00%
Rate of price inflation	5.00%	4.80%